OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING LEASES
Schedule of operating lease cost and short-term lease

Year ended December 31, 2019

Operating lease cost
Selling and marketing	$1,360
Research and development	155
General and administrative	296
Total operating lease cost	$1,811

Short-term lease cost	1,597

Total lease cost	$3,408

Schedule of Maturities of lease liabilities

Operating Leases

2020	$1,849
2021	726
2022	234
2023	10
2024	—
Thereafter	—
Total undiscounted lease payment	$2,819
Less: Imputed interest	224
Present value of lease liabilities	$2,595

Schedule of future minimum lease payments under non-cancellable operating leases

2019	$3,018
2020	2,517
2021	1,189
2022	652
2023	332
2024 and thereafter	991
Total	$8,699